Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2024, through the issuance date of the consolidated financial statements, other than the subsequent event described above, the Group did not identify any subsequent events that would have required adjustment or disclosure on the consolidated financial statements.